Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Affiliated transactions	$ 433.4	$ 660.8
Third party	2,713.5	2,714.4
Letters of credit / guarantees (1)	153.2	172.0
Total restricted assets (excluding illiquid assets)	3,300.1	3,547.2
Other Investments	267.2	209.3
Total restricted assets and illiquid assets	$ 3,567.3	$ 3,756.5
Total as percent of invested assets	46.40%	50.20%